Other gains, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income And Expenses [Abstract]
Net exchange loss	$ (421)	$ (410)	$ (857)
Forfeiture of advances from customers (Note (i))	1,245	1,369	1,088
Gain on bargain purchase			285
Government subsidy income (Note (ii))	3,063	1,394
ADR reimbursement from depositary bank	251	224
Fair value gains on short-term investments	1,404	107	25
Others	310	308	146
Total	$ 5,852	$ 2,992	$ 687